UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Floating Rate Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 8 9 . 0% (1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.7%

	Alliant Techsystems, Inc.
$13,831,924	Term Loan, 4.69%, Maturing March 31, 2011	$14,073,983
	CACI International, Inc.
9,335,725	Term Loan, 4.96%, Maturing May 3, 2011	9,481,596
	Ceradyne, Inc.
6,701,325	Term Loan, 4.88%, Maturing August 18, 2011	6,810,222
	DRS Tec9hnologies, Inc.
8,720,310	Term Loan, 4.97%, Maturing November 4, 2010	8,838,854
	Hexcel Corp.
9,580,000	Term Loan, 4.83%, Maturing March 1, 2012	9,698,256
	K&F Industries, Inc.
9,992,100	Term Loan, 5.57%, Maturing November 18, 2012	10,172,168
	Standard Aero Holdings, Inc.
9,364,354	Term Loan, 5.59%, Maturing August 24, 2012	9,516,525
	Transdigm, Inc.
16,716,658	Term Loan, 4.94%, Maturing July 22, 2010	16,983,088
	United Defense Industries, Inc.
6,955,304	Term Loan, 5.07%, Maturing August 31, 2009	6,969,792
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 5.02%, Maturing December 17, 2011	4,060,000
7,656,941	Term Loan, 5.57%, Maturing December 22, 2011	7,776,581
	Wyle Laboratories, Inc.
4,515,000	Term Loan, 5.50%, Maturing January 28, 2011	4,594,012
		$108,975,077

Air Transport — 0.3%

	United Airlines, Inc.
$16,134,261	DIP Loan, 7.50%, Maturing June 30, 2005	$16,241,828
		$16,241,828

Automotive — 4.1%

	Accuride Corp.
$15,121,292	Term Loan, 5.31%, Maturing January 31, 2012	$15,133,888
	Affina Group, Inc.
6,041,858	Term Loan, 5.44%, Maturing November 30, 2011	6,121,912
	Citation Corp.
922,222	Revolving Loan, 2.44%, Maturing March 31, 2005	917,611
	Collins & Aikman Products Co.
500,000	Revolving Loan, 7.36%, Maturing December 31, 2005	500,937
12,477,121	Revolving Loan, 7.94%, Maturing August 31, 2011	12,388,745
	CSA Acquisition Corp.
$3,955,669	Term Loan, 5.13%, Maturing December 23, 2011	$3,973,798
4,010,615	Term Loan, 5.13%, Maturing December 23, 2011	4,028,996
	Dayco Products, LLC
12,681,131	Term Loan, 6.24%, Maturing June 23, 2011	12,918,902
	Dura Operating Corp.
3,878,806	Term Loan, 7.25%, Maturing March 31, 2007	3,907,091
	Exide Technologies
2,533,703	Term Loan, 6.24%, Maturing May 5, 2010	2,527,369
2,533,703	Term Loan, 6.24%, Maturing May 5, 2010	2,555,873
	Federal-Mogul Corp.
5,137,364	Term Loan, 6.81%, Maturing December 31, 2005	5,150,207
4,754,768	Revolving Loan, 4.57%, Maturing December 31, 2005	4,361,311
4,108,827	Term Loan, 5.31%, Maturing December 31, 2005	3,696,917
6,000,000	Term Loan, 5.56%, Maturing December 31, 2005	5,469,378
11,908,128	Revolving Loan, 6.30%, Maturing December 31, 2005	11,937,899
	Goodyear Tire & Rubber Co.
5,890,000	Term Loan, 4.67%, Maturing April 30, 2010	5,908,406
19,720,000	Term Loan, 5.89%, Maturing April 30, 2010	19,589,710
1,000,000	Term Loan, 6.64%, Maturing March 1, 2011	952,500
	HLI Operating Co., Inc.
9,153,891	Term Loan, 6.52%, Maturing June 3, 2009	9,153,891
4,550,000	Term Loan, 8.69%, Maturing June 3, 2010	4,538,625
	Key Automotive Group
5,394,537	Term Loan, 5.86%, Maturing June 29, 2010	5,428,253
	Keystone Automotive Operations, Inc.
11,573,952	Term Loan, 5.19%, Maturing October 30, 2009	11,663,164
	Meridian Automotive Systems, Inc.
981,413	Term Loan, 7.85%, Maturing April 27, 2010	969,146
	Metaldyne Corp.
9,394,986	Term Loan, 7.62%, Maturing December 31, 2009	9,230,573
	Plastech Engineered Products, Inc.
6,573,103	Term Loan, 7.85%, Maturing March 31, 2010	6,476,564
	R.J. Tower Corp.
3,060,000	DIP Loan, 2.47%, Maturing February 2, 2007	3,056,175
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 5.12%, Maturing December 12, 2009	12,107,828
4,505,755	Term Loan, 5.11%, Maturing December 12, 2010	4,599,624
	TI Automotive, Ltd.
7,565,000	Term Loan, 6.03%, Maturing June 30, 2011	7,508,262

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Automotive (continued)

	Trimas Corp.
$8,490,230	Term Loan, 6.90%, Maturing December 31, 2009	$8,624,656
	TRW Automotive, Inc.
10,900,000	Term Loan, 5.34%, Maturing June 30, 2009	11,013,545
14,064,750	Term Loan, 3.88%, Maturing October 31, 2010	14,130,686
21,921,264	Term Loan, 4.38%, Maturing June 30, 2012	21,995,248
	United Components, Inc.
7,599,505	Term Loan, 5.29%, Maturing June 30, 2010	7,703,998
		$260,241,688

Beverage and Tobacco — 1.2%

	Constellation Brands, Inc.
$32,799,860	Term Loan, 4.99%, Maturing November 30, 2011	$33,125,300
	Culligan International Co.
7,150,000	Term Loan, 5.41%, Maturing September 30, 2011	7,255,763
	DS Waters, L.P.
1,670,683	Term Loan, 7.49%, Maturing November 7, 2009	1,605,944
	National Dairy Holdings, L.P.
8,470,000	Term Loan, 4.97%, Maturing March 15, 2012	8,581,169
	Southern Wine & Spirits of America, Inc.
21,397,961	Term Loan, 5.35%, Maturing July 2, 2008	21,718,930
	Sunny Delight Beverages Co.
4,838,235	Term Loan, 6.82%, Maturing August 20, 2010	4,835,211
		$77,122,317

Building and Development — 6.4%

	AIMCO Properties, L.P.
$29,843,750	Term Loan, 4.75%, Maturing November 2, 2009	$30,366,016
	Contech Construction Products, Inc.
3,161,078	Term Loan, 5.63%, Maturing December 7, 2010	3,216,396
	DMB/CHII, LLC
2,312,083	Term Loan, 5.42%, Maturing March 3, 2007	2,317,863
	Empire Hawkeye Partners, L.P.
6,966,857	Term Loan, 2.65%, Maturing December 1, 2009	6,975,566
	Formica Corp.
2,588,966	Term Loan, 7.75%, Maturing June 10, 2010	2,614,856
1,324,017	Term Loan, 7.76%, Maturing June 10, 2010	1,337,257
3,780,319	Term Loan, 7.76%, Maturing June 10, 2010	3,818,122
1,068,362	Term Loan, 7.76%, Maturing June 10, 2010	1,079,045
	FT-FIN Acquisition, LLC
7,290,566	Term Loan, 7.38%, Maturing November 17, 2007	7,308,792
	General Growth Properties, Inc.
$5,735,946	Term Loan, 5.11%, Maturing November 12, 2007	$5,770,304
54,053,519	Term Loan, 5.10%, Maturing November 12, 2008	54,495,515
	Landsource Communities, LLC
18,000,000	Term Loan, 5.50%, Maturing March 31, 2010	18,247,500
	LNR Property Corp.
33,711,829	Term Loan, 5.81%, Maturing March 8, 2008	33,893,030
	LNR Property Holdings
5,650,000	Term Loan, 7.31%, Maturing March 8, 2008	5,678,250
	MAAX Corp.
6,606,359	Term Loan, 5.70%, Maturing June 4, 2011	6,680,681
	Macerich Partnership, L.P.
8,697,700	Revolving Loan, 3.48%, Maturing July 30, 2008	8,697,700
	Mueller Group, Inc.
14,531,780	Term Loan, 5.78%, Maturing April 23, 2011	14,704,345
	NCI Building Systems, Inc.
9,062,900	Term Loan, 4.75%, Maturing June 18, 2010	9,184,687
	Newkirk Master, L.P.
12,075,647	Term Loan, 7.56%, Maturing November 24, 2006	12,256,781
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 7.59%, Maturing May 25, 2006	5,442,131
3,333,333	Term Loan, 9.09%, Maturing May 25, 2006	3,358,333
	Nortek, Inc.
16,957,288	Term Loan, 5.59%, Maturing August 27, 2011	17,201,049
	Panolam Industries Holdings
6,141,504	Term Loan, 6.13%, Maturing December 3, 2010	6,225,950
	Ply Gem Industries, Inc.
1,310,335	Term Loan, 5.28%, Maturing February 12, 2011	1,313,611
3,345,832	Term Loan, 5.60%, Maturing February 12, 2011	3,354,197
8,917,630	Term Loan, 5.60%, Maturing February 12, 2011	8,939,925
	South Edge, LLC
11,312,500	Term Loan, 4.44%, Maturing October 31, 2007	11,369,062
3,437,500	Term Loan, 4.69%, Maturing October 31, 2009	3,482,617
	St. Marys Cement, Inc.
16,220,537	Term Loan, 5.09%, Maturing December 4, 2010	16,423,294
	Stile Acquisition Corp.
6,074,826	Term Loan, 7.25%, Maturing April 6, 2013	6,084,320
	Stile U.S. Acquisition Corp.
6,085,174	Term Loan, 7.25%, Maturing April 6, 2013	6,094,686
	Sugarloaf Mills, L.P.
5,975,000	Term Loan, 4.75%, Maturing April 7, 2007	5,975,000
12,000,000	Term Loan, 4.75%, Maturing April 7, 2007	12,063,060

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Building and Development (continued)

	The Macerich Partnership, L.P.
$9,310,000	Term Loan, 6.35%, Maturing April 25, 2006	$9,321,637
8,280,000	Term Loan, 6.25%, Maturing April 25, 2010	8,280,000
	The Woodlands Community Property Co.
9,888,000	Term Loan, 5.11%, Maturing November 30, 2007	10,011,600
4,090,000	Term Loan, 7.11%, Maturing November 30, 2007	4,151,350
	Tousa/Kolter, LLC
10,937,333	Term Loan, 4.19%, Maturing January 7, 2008	10,992,020
	Tower Financing, LLC
7,300,000	Term Loan, 6.35%, Maturing July 9, 2008	7,309,125
	Trustreet Properties, Inc.
5,700,000	Term Loan, 4.89%, Maturing April 8, 2010	5,789,063
	WFP Tower A Co., L.P.
3,000,000	Term Loan, 5.10%, Maturing June 12, 2006	3,002,814
	Whitehall Street Real Estate, L.P.
12,013,859	Term Loan, 6.82%, Maturing September 11, 2006(2)	12,281,768
		$407,109,318

Business Equipment and Services — 2.2%

	Allied Security Holdings, LLC
$8,176,191	Term Loan, 7.35%, Maturing June 30, 2010	$8,257,952
	Baker & Taylor, Inc.
7,992,000	Revolving Loan, 3.25%, Maturing May 6, 2011	7,912,080
4,650,000	Term Loan, 9.35%, Maturing May 6, 2011	4,708,125
	Buhrmann US, Inc.
10,943,796	Term Loan, 5.16%, Maturing December 31, 2010	11,155,832
	DynCorp International, LLC
7,635,000	Term Loan, 6.06%, Maturing February 11, 2011	7,701,806
	Global Imaging Systems, Inc.
6,145,507	Term Loan, 4.48%, Maturing May 10, 2010	6,174,317
	Info USA, Inc.
5,154,762	Term Loan, 5.50%, Maturing March 25, 2009	5,180,536
2,689,250	Term Loan, 5.75%, Maturing June 4, 2010	2,709,419
	Iron Mountain, Inc.
20,017,758	Term Loan, 4.69%, Maturing April 2, 2011	20,270,482
25,415,000	Term Loan, 4.75%, Maturing April 2, 2011	25,759,170
	Language Line, Inc.
12,243,182	Term Loan, 7.10%, Maturing June 11, 2011	12,394,312
	Mitchell International, Inc.
5,743,306	Term Loan, 6.09%, Maturing August 13, 2011	5,843,814
	Protection One, Inc.
6,660,000	Term Loan, 6.07%, Maturing April 18, 2011	6,734,925
	Quintiles Transnational Corp.
$8,184,651	Term Loan, 4.84%, Maturing September 25, 2009	$8,225,574
	Williams Scotsman, Inc.
5,654,739	Term Loan, 5.97%, Maturing December 31, 2006	5,732,491
		$138,760,835

Cable and Satellite Television — 3.8%

	Adelphia Communications Corp.
$21,470,000	DIP Loan, 5.38%, Maturing March 31, 2006	$21,580,699
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 5.70%, Maturing February 10, 2011	10,172,165
	Bragg Communication, Inc.
7,685,639	Term Loan, 5.39%, Maturing August 31, 2011	7,772,103
	Bresnan Communications, LLC
3,312,528	Term Loan, 6.87%, Maturing September 30, 2009	3,351,864
3,000,000	Term Loan, 6.56%, Maturing September 30, 2010	3,047,343
	Canadian Cable Aquisition
6,651,575	Term Loan, 6.09%, Maturing July 30, 2011	6,736,802
	Cebridge Connections, Inc.
5,247,000	Term Loan, 6.16%, Maturing February 23, 2009	5,279,794
	Charter Communications Operating, LLC
12,000,000	Term Loan, 6.19%, Maturing April 27, 2010	11,841,132
58,582,437	Term Loan, 6.44%, Maturing April 27, 2011	58,014,949
	Insight Midwest Holdings, LLC
14,234,887	Term Loan, 5.75%, Maturing December 31, 2009	14,464,723
9,875,000	Term Loan, 5.75%, Maturing December 31, 2009	10,038,560
	MCC Iowa, LLC
2,530,750	Term Loan, 4.51%, Maturing March 31, 2010	2,522,841
9,922,513	Term Loan, 5.36%, Maturing September 30, 2010	9,955,842
	Mediacom Illinois, LLC
16,408,875	Term Loan, 4.99%, Maturing March 31, 2013	16,624,241
	NTL, Inc.
11,300,000	Term Loan, 6.41%, Maturing April 13, 2012	11,413,000
	Telewest Global Finance, LLC
2,915,000	Term Loan, 5.39%, Maturing December 22, 2012	2,952,653
2,225,000	Term Loan, 5.89%, Maturing December 22, 2013	2,249,337
	UGS Corp.
27,481,156	Term Loan, 4.87%, Maturing March 31, 2012	28,030,779
	UPC Broadband Holdings B.V.
17,930,000	Term Loan, 5.75%, Maturing September 30, 2012	17,958,168
		$244,006,995

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Chemicals and Plastics — 3.7%

	Brenntag AG
$16,680,000	Term Loan, 5.88%, Maturing December 9, 2011	$16,922,561
	Hercules, Inc.
8,544,415	Term Loan, 4.87%, Maturing October 8, 2010	8,667,241
	Huntsman International, LLC
21,724,690	Term Loan, 5.50%, Maturing December 31, 2010	22,110,303
	Huntsman, LLC
11,000,000	Term Loan, 6.05%, Maturing March 31, 2010	11,181,500
	Innophos, Inc.
13,875,456	Term Loan, 5.36%, Maturing August 13, 2010	14,022,883
	Invista B.V.
14,803,412	Term Loan, 5.88%, Maturing April 29, 2011	15,094,861
6,422,707	Term Loan, 5.88%, Maturing April 29, 2011	6,549,157
	ISP Chemco, Inc.
12,548,250	Term Loan, 5.03%, Maturing March 27, 2011	12,712,946
	Kraton Polymer
10,760,093	Term Loan, 5.78%, Maturing December 23, 2010	10,948,394
	Mosaic Co.
12,095,000	Term Loan, 4.57%, Maturing February 21, 2012	12,223,509
	Nalco Co.
3,272,971	Term Loan, 5.68%, Maturing November 4, 2009	3,321,555
33,306,320	Term Loan, 5.00%, Maturing November 4, 2010	33,842,352
	Niagara Acquisition, Inc.
7,295,000	Term Loan, 5.13%, Maturing February 11, 2012	7,386,188
	Professional Paint, Inc.
3,301,671	Term Loan, 6.04%, Maturing September 30, 2011	3,347,069
	Resolution Specialty Materials
6,766,000	Term Loan, 5.69%, Maturing August 2, 2010	6,846,346
	Rockwood Specialties Group, Inc.
27,925,000	Term Loan, 5.43%, Maturing December 10, 2012	28,282,803
	Solo Cup Co.
19,369,941	Term Loan, 5.08%, Maturing February 27, 2011	19,626,593
	Wellman, Inc.
4,750,000	Term Loan, 6.74%, Maturing February 10, 2009	4,846,981
	Westlake Chemical Corp.
303,125	Term Loan, 5.44%, Maturing July 31, 2010	307,104
		$238,240,346

Clothing/Textiles — 0.4%

	Propex Fabrics, Inc.
$10,897,063	Term Loan, 5.04%, Maturing December 31, 2011	$10,978,790
	SI Corp.
469,019	Revolving Loan, 1.18%, Maturing December 2, 2009	458,466
9,105,404	Term Loan, 7.10%, Maturing December 9, 2009	9,259,058
	St. John Knits International, Inc.
5,200,000	Term Loan, 5.60%, Maturing March 23, 2012	5,252,000
	The William Carter Co.
558,379	Term Loan, 5.06%, Maturing September 30, 2008	566,755
		$26,515,069

Conglomerates — 1.8%

	Amsted Industries, Inc.
$19,161,625	Term Loan, 5.90%, Maturing October 15, 2010	$19,469,016
	Blount, Inc.
7,721,180	Term Loan, 5.86%, Maturing August 9, 2010	7,845,043
	Gentek, Inc.
5,505,000	Term Loan, 5.81%, Maturing February 25, 2011	5,495,537
	Goodman Global Holdings, Inc.
10,508,663	Term Loan, 5.50%, Maturing December 23, 2011	10,685,996
	Johnson Diversey, Inc.
7,990,000	Term Loan, 4.64%, Maturing November 30, 2009	8,049,925
11,016,784	Term Loan, 4.98%, Maturing November 30, 2009	11,166,546
	Polymer Group, Inc.
13,101,667	Term Loan, 6.34%, Maturing April 27, 2010	13,374,614
2,500,000	Term Loan, 9.34%, Maturing April 27, 2011	2,562,500
	PP Acquisition Corp.
17,674,429	Term Loan, 5.35%, Maturing November 12, 2011	17,895,360
	Rexnord Corp.
8,893,044	Term Loan, 6.27%, Maturing November 25, 2009	8,929,176
	Roper Industries, Inc.
10,054,222	Term Loan, 4.25%, Maturing December 13, 2009	10,121,254
		$115,594,967

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Containers and Glass Products — 4.5%

	Ball Corp.
$2,178,520	Term Loan, 4.81%, Maturing December 31, 2009	$2,188,051
5,586,041	Term Loan, 4.81%, Maturing December 31, 2009	5,648,884
	Berry Plastics Corp.
16,937,682	Term Loan, 4.77%, Maturing June 30, 2010	17,223,505
	BWAY Corp.
8,392,908	Term Loan, 5.25%, Maturing June 30, 2011	8,522,301
	Celanese AG
7,250,000	Term Loan, 2.87%, Maturing June 4, 2011	7,374,613
	Celanese Holdings, LLC
25,344,002	Term Loan, 5.63%, Maturing April 6, 2009	25,823,156
	Consolidated Container Holding
5,582,813	Term Loan, 6.69%, Maturing December 15, 2008	5,656,087
	Dr. Pepper/Seven Up Bottling
26,173,305	Term Loan, 5.32%, Maturing December 19, 2010	26,637,881
	Graham Packaging Holdings Co.
30,658,163	Term Loan, 5.64%, Maturing October 7, 2011	31,101,602
1,500,000	Term Loan, 7.31%, Maturing April 7, 2012	1,539,188
	Graphic Packaging International, Inc.
1,370,769	Term Loan, 1.46%, Maturing August 8, 2007	1,335,928
39,048,604	Term Loan, 5.51%, Maturing August 8, 2009	39,648,977
	IPG (US), Inc.
10,497,250	Term Loan, 5.14%, Maturing July 28, 2011	10,641,587
	Kranson Industries, Inc.
4,118,875	Term Loan, 5.85%, Maturing July 30, 2011	4,180,658
	Owens-Illinois, Inc.
3,772,178	Term Loan, 5.53%, Maturing April 1, 2007	3,836,776
4,073,548	Term Loan, 5.73%, Maturing April 1, 2008	4,156,037
725,064	Term Loan, 5.85%, Maturing April 1, 2008	739,339
	Printpack Holdings, Inc.
11,356,435	Term Loan, 5.31%, Maturing March 31, 2009	11,512,586
	Silgan Holdings, Inc.
29,429,025	Term Loan, 4.87%, Maturing November 30, 2008	29,815,281
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 2.10%, Maturing November 1, 2010	3,284,448
27,707,980	Term Loan, 4.80%, Maturing November 1, 2011	28,178,434
10,161,898	Term Loan, 4.92%, Maturing November 1, 2011	10,334,437
	U.S. Can Corp.
7,868,019	Term Loan, 6.94%, Maturing January 15, 2010	7,907,359
		$287,287,115

Cosmetics/Toiletries — 0.8%

	American Safety Razor Co.
$3,610,000	Term Loan, 5.71%, Maturing February 28, 2012	$3,673,175
	Church & Dwight Co., Inc.
22,627,833	Revolving Loan, 4.81%, Maturing May 30, 2011	22,957,815
	Prestige Brands, Inc.
15,831,698	Term Loan, 5.39%, Maturing April 7, 2011	16,062,572
	Revlon Consumer Products Corp.
5,302,500	Term Loan, 9.24%, Maturing July 9, 2010	5,527,856
		$48,221,418

Drugs — 0.5%

	Warner Chilcott Corp.
$8,595,444	Term Loan, 5.72%, Maturing January 18, 2012	$8,681,398
3,970,853	Term Loan, 5.72%, Maturing January 18, 2012	4,010,561
21,331,227	Term Loan, 6.73%, Maturing January 18, 2012	21,544,540
		$34,236,499

Ecological Services and Equipment — 1.0%

	Alderwoods Group, Inc.
$6,194,356	Term Loan, 4.88%, Maturing September 29, 2009	$6,291,143
	Allied Waste Industries, Inc.
9,573,781	Term Loan, 4.87%, Maturing January 15, 2010	9,603,105
25,849,209	Term Loan, 5.14%, Maturing January 15, 2012	25,938,802
	Environmental Systems, Inc.
7,734,882	Term Loan, 6.51%, Maturing December 12, 2008	7,884,746
1,000,000	Term Loan, 13.08%, Maturing December 12, 2010	1,033,750
	IESI Corp.
6,867,647	Term Loan, 5.09%, Maturing January 20, 2012	6,966,369
	Sensus Metering Systems, Inc.
7,243,478	Term Loan, 5.43%, Maturing December 17, 2010	7,315,913
1,086,522	Term Loan, 5.43%, Maturing December 17, 2010	1,097,387
		$66,131,215

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Electronics/Electrical — 2.8%

	AMI Semiconductor, Inc.
$7,825,000	Term Loan, 4.36%, Maturing April 1, 2012	$7,878,797
	Amphenol Corp.
19,288,580	Term Loan, 4.33%, Maturing May 6, 2010	19,556,807
	Cellnet Technology, Inc.
4,015,000	Term Loan, 7.75%, Maturing April 26, 2012	4,015,000
	Communications & Power, Inc.
6,842,205	Term Loan, 5.25%, Maturing July 23, 2010	6,946,980
	Enersys Capital, Inc.
8,437,323	Term Loan, 4.99%, Maturing March 17, 2011	8,590,250
	Fairchild Semiconductor Corp.
10,078,434	Term Loan, 4.69%, Maturing June 19, 2008	10,198,116
7,541,100	Term Loan, 4.69%, Maturing December 31, 2010	7,663,643
	Invensys International Holding
18,670,574	Term Loan, 6.88%, Maturing September 5, 2009	18,962,302
	Memec Group Limited
9,700,000	Term Loan, 5.53%, Maturing June 15, 2009	9,700,000
	Panavision, Inc.
3,186,918	Term Loan, 9.64%, Maturing January 12, 2007	3,260,615
	Rayovac Corp.
26,205,000	Term Loan, 4.86%, Maturing February 1, 2015	26,688,168
	Seagate Technology Holdings
13,824,956	Term Loan, 5.26%, Maturing November 22, 2006	14,092,814
	Securityco, Inc.
7,071,563	Term Loan, 7.00%, Maturing June 28, 2010	7,159,957
	Telcordia Technologies, Inc.
13,355,000	Term Loan, 5.83%, Maturing September 15, 2012	13,296,572
	United Online, Inc.
1,663,458	Term Loan, 5.95%, Maturing December 13, 2008	1,686,331
	Vertafore, Inc.
7,006,188	Term Loan, 5.62%, Maturing December 22, 2010	7,102,523
	Viasystems, Inc.
8,977,500	Term Loan, 4.68%, Maturing September 30, 2009	9,071,019
		$175,869,894
Equipment Leasing — 0.7%

	Ashtead Group, PLC
$5,125,000	Term Loan, 5.31%, Maturing November 12, 2009	$5,198,672
	Maxim Crane Works, L.P.
10,771,556	Term Loan, 5.81%, Maturing January 28, 2010	10,953,326
	United Rentals, Inc.
4,998,149	Term Loan, 3.36%, Maturing February 14, 2011	5,071,562
24,572,114	Term Loan, 5.31%, Maturing February 14, 2011	24,940,696
		$46,164,256

Farming/Agriculture — 0.3%

	Central Garden & Pet Co.
$11,333,973	Term Loan, 4.75%, Maturing May 19, 2009	$11,461,480
	The Scotts Co.
5,549,123	Term Loan, 4.56%, Maturing September 30, 2010	5,622,949
		$17,084,429

Financial Intermediaries — 1.2%

	Coinstar, Inc.
$7,112,697	Term Loan, 5.13%, Maturing July 7, 2011	$7,246,060
	Corrections Corp. of America
5,941,745	Term Loan, 5.09%, Maturing March 31, 2008	5,971,454
	Fidelity National Information Solutions, Inc.
43,456,500	Term Loan, 4.66%, Maturing March 9, 2013	43,347,859
	Refco Group Ltd., LLC
18,578,625	Term Loan, 5.02%, Maturing August 5, 2011	18,764,411
	Wackenhut Corrections Corp.
2,056,789	Term Loan, 5.63%, Maturing July 9, 2009	2,087,641
		$77,417,425

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Food Products — 2.2%

	Acosta Sales Co., Inc.
$8,109,250	Term Loan, 5.48%, Maturing August 13, 2010	$8,220,752
	American Seafoods Holdings, LLC
741,130	Term Loan, 6.09%, Maturing September 30, 2007	744,372
4,797,708	Term Loan, 6.34%, Maturing March 31, 2009	4,874,174
	Atkins Nutritional, Inc.
1,842,539	Term Loan, 8.25%, Maturing November 26, 2009(4)	1,171,855
	Del Monte Corp.
5,500,000	Term Loan, 4.69%, Maturing February 8, 2012	5,583,188
	Doane Pet Care Co.
11,601,650	Term Loan, 6.70%, Maturing November 5, 2009	11,826,432
	Dole Food Company, Inc.
11,562,244	Term Loan, 4.57%, Maturing April 18, 2012	11,663,414
	Herbalife International, Inc.
9,503,688	Term Loan, 4.66%, Maturing December 21, 2010	9,675,942
	Interstate Brands Corp.
1,875,000	Term Loan, 6.95%, Maturing July 19, 2006	1,845,313
1,972,066	Term Loan, 6.82%, Maturing July 19, 2007	1,938,172
6,046,139	Term Loan, 7.22%, Maturing July 19, 2007	5,958,470
	Merisant Co.
13,976,063	Term Loan, 6.44%, Maturing January 11, 2010	14,013,910
	Michael Foods, Inc.
12,829,879	Term Loan, 5.07%, Maturing November 20, 2010	13,022,327
6,200,000	Term Loan, 6.59%, Maturing November 20, 2011	6,386,000
	Nash-Finch Co.
6,300,000	Term Loan, 5.00%, Maturing November 12, 2010	6,402,375
	Pinnacle Foods Holdings Corp.
22,374,000	Term Loan, 6.35%, Maturing November 25, 2010	22,650,185
	Reddy Ice Group, Inc.
2,091,269	Term Loan, 5.56%, Maturing July 31, 2009	2,103,687
9,228,806	Term Loan, 5.56%, Maturing July 31, 2009	9,312,447
		$137,393,015

Food Service — 1.9%

	AFC Enterprises, Inc.
$3,468,468	Term Loan, 7.75%, Maturing May 23, 2007	$3,481,475
481,774	Term Loan, 7.50%, Maturing May 23, 2008	484,183
	Buffets, Inc.
227,273	Term Loan, 6.05%, Maturing June 28, 2009	229,167
11,017,713	Term Loan, 6.27%, Maturing June 28, 2009	11,109,524
	Carrols Corp.
8,408,925	Term Loan, 5.63%, Maturing December 31, 2010	8,554,332
	CKE Restaurants, Inc.
$3,898,253	Term Loan, 4.94%, Maturing July 2, 2010	$3,942,108
	Denny’s, Inc.
8,748,094	Term Loan, 6.33%, Maturing September 21, 2009	8,977,732
	Domino’s, Inc.
71,111	Revolving Loan, 0.67%, Maturing June 25, 2009	69,867
30,424,098	Term Loan, 4.88%, Maturing June 25, 2010	30,931,177
	Gate Gourmet Borrower, LLC
8,252,000	Term Loan, 9.51%, Maturing December 31, 2008	8,092,118
	Jack in the Box, Inc.
12,809,695	Term Loan, 4.85%, Maturing January 8, 2011	13,009,847
	Landry’s Restaurants, Inc.
8,034,863	Term Loan, 4.53%, Maturing December 28, 2010	8,135,298
	Maine Beverage Co., LLC
3,928,571	Term Loan, 4.62%, Maturing June 30, 2010	3,928,571
	Weight Watchers International, Inc.
514,287	Revolving Loan, 1.10%, Maturing March 31, 2009	514,287
12,183,875	Term Loan, 4.65%, Maturing March 31, 2010	12,326,024
4,527,250	Term Loan, 4.65%, Maturing March 31, 2010	4,580,069
		$118,365,779

Food/Drug Retailers — 1.7%

	Cumberland Farms, Inc.
$8,848,775	Term Loan, 5.65%, Maturing September 8, 2008	$8,898,549
	General Nutrition Centers, Inc.
4,435,232	Term Loan, 5.97%, Maturing December 5, 2009	4,488,823
	Giant Eagle, Inc.
5,391,711	Term Loan, 4.77%, Maturing August 6, 2009	5,486,066
14,261,849	Term Loan, 4.94%, Maturing August 6, 2009	14,511,431
	Rite Aid Corp.
18,674,449	Term Loan, 4.73%, Maturing September 22, 2009	18,802,836
	Roundy’s, Inc.
9,889,186	Term Loan, 4.84%, Maturing June 6, 2009	9,981,897
	The Jean Coutu Group (PJC), Inc.
29,806,484	Term Loan, 5.50%, Maturing July 30, 2011	30,297,814
	The Pantry, Inc.
8,395,431	Term Loan, 5.32%, Maturing March 12, 2011	8,542,351
	Winn-Dixie Stores, Inc.
4,550,327	DIP Loan, 1.11%, Maturing February 23, 2007	4,550,327
		$105,560,094

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Forest Products — 1.3%

	Appleton Papers, Inc.
$13,995,198	Term Loan, 5.17%, Maturing June 11, 2010	$14,148,277
	Boise Cascade Holdings, LLC
21,531,299	Term Loan, 4.74%, Maturing October 29, 2010	21,763,061
	Buckeye Technologies, Inc.
10,362,126	Term Loan, 5.04%, Maturing April 15, 2010	10,534,831
	Koch Cellulose, LLC
2,909,025	Term Loan, 4.60%, Maturing May 7, 2011	2,961,751
9,580,027	Term Loan, 5.34%, Maturing May 7, 2011	9,753,665
	RLC Industries Co.
22,356,789	Term Loan, 4.59%, Maturing February 24, 2010	22,468,572
		$81,630,157

Healthcare — 6.2%

	Accredo Health, Inc.
$14,465,311	Term Loan, 4.82%, Maturing April 30, 2011	$14,524,083
	Advanced Medical Optics, Inc.
8,260,144	Term Loan, 4.84%, Maturing June 25, 2009	8,386,632
	Alliance Imaging, Inc.
9,134,603	Term Loan, 5.39%, Maturing December 29, 2011	9,260,204
	AMN Healthcare, Inc.
3,273,485	Term Loan, 6.10%, Maturing October 2, 2008	3,312,358
	AMR HoldCo, Inc.
8,355,000	Term Loan, 5.35%, Maturing February 10, 2012	8,469,881
	Ardent Health Services, Inc.
10,348,000	Term Loan, 5.25%, Maturing August 12, 2011	10,367,403
	Colgate Medical, Ltd.
4,078,526	Term Loan, 5.09%, Maturing December 30, 2008	4,129,507
	Community Health Systems, Inc.
44,516,908	Term Loan, 4.64%, Maturing August 19, 2011	45,068,740
	Concentra Operating Corp.
12,573,241	Term Loan, 5.15%, Maturing June 30, 2009	12,767,083
	Conmed Corp.
5,201,474	Term Loan, 5.02%, Maturing December 31, 2007	5,267,304
	Cross Country Healthcare, Inc.
1,731,102	Term Loan, 6.18%, Maturing June 5, 2009	1,748,413
	DJ Orthopedics, Inc.
11,736,385	Term Loan, 5.38%, Maturing May 15, 2009	11,963,777
	Encore Medical IHC, Inc.
8,048,125	Term Loan, 5.90%, Maturing October 4, 2010	8,163,817
	Envision Worldwide, Inc.
$7,836,667	Term Loan, 8.13%, Maturing September 30, 2010	7,915,033
	Express Scripts, Inc.
10,593,000	Term Loan, 4.13%, Maturing February 13, 2010	10,718,792
	FHC Health Systems, Inc.
2,321,429	Term Loan, 8.91%, Maturing December 18, 2009	2,356,250
1,625,000	Term Loan, 11.91%, Maturing December 18, 2009	1,649,375
1,250,000	Term Loan, 11.85%, Maturing February 7, 2011	1,275,000
	Fisher Scientific International, Inc.
18,214,862	Term Loan, 4.59%, Maturing August 2, 2011	18,397,011
	Hanger Orthopedic Group, Inc.
2,100,000	Revolving Loan, 2.17%, Maturing September 30, 2008	2,063,250
4,686,170	Term Loan, 6.59%, Maturing September 30, 2009	4,744,747
	Healthcare Partners, LLC
4,810,000	Term Loan, 5.30%, Maturing March 2, 2011	4,840,063
	Healthsouth Corp.
9,150,000	Term Loan, 5.52%, Maturing June 14, 2007	9,208,615
2,520,000	Term Loan, 2.85%, Maturing March 21, 2010	2,536,143
	Iasis Healthcare, LLC
12,048,950	Term Loan, 5.37%, Maturing June 16, 2011	12,254,782
	Kinetic Concepts, Inc.
10,782,504	Term Loan, 4.85%, Maturing August 11, 2010	10,954,356
	Knowledge Learning Corp.
27,789,003	Term Loan, 5.56%, Maturing January 7, 2012	28,071,228
	Leiner Health Products, Inc.
8,287,375	Term Loan, 6.38%, Maturing May 27, 2011	8,442,763
	Lifepoint Hospitals, Inc.
25,540,000	Term Loan, 4.58%, Maturing April 15, 2012	25,619,813
	Magellan Health Services, Inc.
3,679,054	Term Loan, 5.03%, Maturing August 15, 2008	3,729,641
5,840,498	Term Loan, 5.26%, Maturing August 15, 2008	5,920,805
	Medcath Holdings Corp.
3,761,550	Term Loan, 5.55%, Maturing June 30, 2011	3,815,622
	National Mentor, Inc.
6,090,647	Term Loan, 5.27%, Maturing September 30, 2011	6,185,813
	Select Medical Holding Corp.
9,950,000	Term Loan, 4.63%, Maturing February 24, 2012	9,936,319
	SFBC International, Inc.
1,689,063	Term Loan, 6.10%, Maturing December 21, 2011	1,705,953
	Sunrise Medical Holdings, Inc.
7,434,148	Term Loan, 6.25%, Maturing May 13, 2010	7,443,441

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Healthcare (continued)

	Sybron Dental Management, Inc.
$6,173,998	Term Loan, 4.85%, Maturing June 6, 2009	$6,207,764
	Talecris Biotherapeutics, Inc.
6,635,000	Term Loan, 6.17%, Maturing March 31, 2010	6,668,175
	Team Health, Inc.
6,427,388	Term Loan, 5.85%, Maturing March 23, 2011	6,443,456
	The Cooper Companies, Inc.
5,500,000	Term Loan, 4.56%, Maturing November 15, 2009	5,572,188
	Triad Hospitals Holdings, Inc.
1,138,086	Term Loan, 5.07%, Maturing September 30, 2006	1,150,415
11,984,254	Term Loan, 5.32%, Maturing September 30, 2008	12,192,109
	Vanguard Health Holding Co., LLC
2,992,500	Term Loan, 6.35%, Maturing September 23, 2005	3,052,350
8,134,137	Term Loan, 6.34%, Maturing September 23, 2011	8,294,282
	Vicar Operating, Inc.
3,524,112	Term Loan, 4.88%, Maturing September 30, 2008	3,576,974
	VWR International, Inc.
9,432,967	Term Loan, 5.65%, Maturing April 7, 2011	9,592,148
		$395,963,878

Home Furnishings — 1.5%

	General Binding Corp.
$1,988,960	Term Loan, 7.44%, Maturing January 15, 2008	$1,992,689
	Interline Brands, Inc.
3,035,869	Term Loan, 5.34%, Maturing December 31, 2010	3,073,818
	Jarden Corp.
22,165,925	Term Loan, 5.09%, Maturing January 24, 2012	22,302,157
	Juno Lighting, Inc.
5,730,423	Term Loan, 5.56%, Maturing November 21, 2010	5,830,706
	Knoll, Inc.
16,167,755	Term Loan, 6.00%, Maturing September 30, 2011	16,379,957
	Oreck Corp.
3,886,500	Term Loan, 5.85%, Maturing February 2, 2012	3,935,081
	Sealy Mattress Co.
250,000	Revolving Loan, 0.34%, Maturing April 6, 2012	245,000
17,435,000	Term Loan, 4.94%, Maturing April 6, 2012	17,536,698
	Simmons Co.
19,445,791	Term Loan, 5.63%, Maturing December 19, 2011	19,761,785
	Termpur-Pedic, Inc.
6,023,814	Term Loan, 5.34%, Maturing June 30, 2009	6,091,582
		$97,149,473

Industrial Equipment — 1.2%

	Alliance Laundry Holdings, LLC
$4,405,500	Term Loan, 5.12%, Maturing January 27, 2012	$4,462,406
	Bucyrus International, Inc.
1,791,736	Term Loan, 5.07%, Maturing July 28, 2010	1,820,851
	Chart Industries, Inc.
3,908,854	Term Loan, 6.63%, Maturing September 15, 2009	3,918,626
	Colfax Corp.
2,043,602	Term Loan, 5.38%, Maturing May 30, 2009	2,067,445
	Douglas Dynamics Holdings, Inc.
4,799,047	Term Loan, 5.02%, Maturing December 16, 2010	4,835,040
	Flowserve Corp.
1,227,665	Term Loan, 5.63%, Maturing June 30, 2007	1,238,407
4,302,463	Term Loan, 5.83%, Maturing June 30, 2009	4,388,512
	Gleason Corp.
3,208,799	Term Loan, 5.85%, Maturing July 27, 2011	3,252,920
750,000	Term Loan, 8.10%, Maturing January 31, 2012	765,000
	Itron, Inc.
6,921,474	Term Loan, 4.75%, Maturing December 17, 2010	6,967,620
	Mainline, L.P.
7,971,111	Term Loan, 5.43%, Maturing December 17, 2011	8,070,750
	MTD Products, Inc.
10,452,563	Term Loan, 4.63%, Maturing June 1, 2010	10,504,825
	National Waterworks, Inc.
8,759,139	Term Loan, 5.60%, Maturing November 22, 2009	8,897,823
	SPX Corp.
15,581,613	Term Loan, 5.38%, Maturing September 30, 2009	15,677,050
	Terex Corp.
1,593,087	Term Loan, 4.89%, Maturing June 30, 2009	1,615,656
		$78,482,931

Insurance — 1.1%

	Alliant Resources Group, Inc.
$6,699,375	Term Loan, 6.88%, Maturing August 31, 2011	$6,741,246
	CCC Information Services Group
8,134,007	Term Loan, 5.81%, Maturing August 20, 2010	8,235,682
	Conseco, Inc.
27,470,100	Term Loan, 6.56%, Maturing June 22, 2010	28,008,047

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Insurance (continued)

	Hilb, Rogal & Hobbs Co.
$13,804,307	Term Loan, 5.38%, Maturing June 30, 2007	$14,002,744
	U.S.I. Holdings Corp.
6,862,651	Term Loan, 5.69%, Maturing August 11, 2008	6,899,112
7,765,538	Term Loan, 5.69%, Maturing August 11, 2008	7,806,796
		$71,693,627

Leisure Goods/Activities/Movies — 4.1%

	Alliance Atlantis Communications, Inc.
$6,602,000	Term Loan, 4.76%, Maturing December 31, 2011	$6,641,203
	AMF Bowling Worldwide, Inc.
5,280,009	Term Loan, 6.07%, Maturing August 27, 2009	5,314,662
	Cinemark, Inc.
20,297,481	Term Loan, 4.35%, Maturing March 31, 2011	20,684,412
	Loews Cineplex Entertainment Corp.
29,105,800	Term Loan, 4.01%, Maturing July 30, 2011	29,592,420
	Metro-Goldwyn-Mayer Holdings
67,315,000	Term Loan, 5.38%, Maturing April 8, 2012	67,472,786
	New England Sports Ventures
10,585,000	Term Loan, 4.47%, Maturing February 28, 2005	10,585,000
	Regal Cinemas Corp.
44,549,940	Term Loan, 4.84%, Maturing November 10, 2010	45,257,972
	Six Flags Theme Parks, Inc.
2,019,583	Revolving Loan, 3.35%, Maturing June 30, 2008	1,985,083
25,909,402	Term Loan, 5.38%, Maturing June 30, 2009	26,036,254
	Universal City Development Partners, Ltd.
15,486,187	Term Loan, 4.90%, Maturing June 9, 2011	15,728,159
	WMG Acquisition Corp.
27,019,612	Term Loan, 5.38%, Maturing February 28, 2011	27,272,921
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 5.35%, Maturing June 25, 2007	2,983,129
		$259,554,001

Lodging and Casinos — 3.2%

	Alliance Gaming Corp.
$14,707,364	Term Loan, 5.65%, Maturing September 5, 2009	$14,685,920
	Ameristar Casinos, Inc.
2,998,855	Term Loan, 5.06%, Maturing December 31, 2006	3,048,210
6,489,787	Term Loan, 5.06%, Maturing December 31, 2006	6,599,302
	Argosy Gaming Co.
$12,935,000	Term Loan, 4.85%, Maturing June 30, 2011	$13,037,406
	Aztar Corp.
1,985,000	Term Loan, 5.12%, Maturing July 27, 2009	2,002,369
	Boyd Gaming Corp.
25,283,938	Term Loan, 4.83%, Maturing June 30, 2011	25,623,703
	Choctaw Resort Development Enterprise
4,441,304	Term Loan, 5.35%, Maturing November 4, 2011	4,502,372
	CNL Hospitality Partners, L.P.
6,112,882	Term Loan, 5.39%, Maturing October 13, 2006	6,212,216
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 5.22%, Maturing August 18, 2006	7,700,000
	Globalcash Access, LLC
3,914,385	Term Loan, 5.31%, Maturing March 10, 2010	3,976,773
	Green Valley Ranch Gaming, LLC
1,987,518	Term Loan, 3.10%, Maturing December 31, 2010	2,018,573
	Herbst Gaming, Inc.
3,230,000	Term Loan, 5.62%, Maturing January 31, 2011	3,286,525
	Isle of Capri Casinos, Inc.
15,585,938	Term Loan, 4.61%, Maturing February 4, 2012	15,813,882
	Marina District Finance Co., Inc.
15,710,625	Term Loan, 4.99%, Maturing October 14, 2011	15,913,559
	Pinnacle Entertainment, Inc.
1,380,000	Revolving Loan, 3.40%, Maturing December 18, 2008	1,338,600
6,740,000	Term Loan, 6.07%, Maturing August 27, 2010	6,845,313
	Resorts International Holdings, LLC
7,096,457	Term Loan, 7.25%, Maturing March 24, 2012	7,158,551
	SCG Hotel DLP, L.P.
18,925,000	Term Loan, 4.56%, Maturing April 16, 2006	18,925,000
	Seminole Tribe of Florida
3,100,000	Term Loan, 5.38%, Maturing September 30, 2011	3,111,625
	United Auburn Indian Community
1,310,811	Term Loan, 7.06%, Maturing January 24, 2009	1,317,365
	Venetian Casino Resort, LLC
23,742,099	Term Loan, 4.81%, Maturing June 15, 2011	23,911,261
	Wyndham International, Inc.
5,875,303	Term Loan, 7.69%, Maturing June 30, 2006	5,891,213
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 5.17%, Maturing December 14, 2011	10,900,954
		$203,820,692

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Nonferrous Metals/Minerals — 1.8%

	Compass Minerals Group, Inc.
$1,739,107	Term Loan, 5.60%, Maturing November 28, 2009	$1,762,477
	Foundation Coal Corp.
11,550,000	Term Loan, 5.03%, Maturing July 30, 2011	11,732,871
	ICG, LLC
10,401,375	Term Loan, 5.88%, Maturing November 5, 2010	10,583,399
	International Mill Service, Inc.
15,635,813	Term Loan, 5.57%, Maturing December 31, 2010	15,850,805
3,000,000	Term Loan, 8.82%, Maturing October 26, 2011	3,056,250
	Magnequench, Inc.
9,938,608	Term Loan, 10.41%, Maturing September 30, 2009	10,013,147
1,600,000	Term Loan, 13.91%, Maturing December 31, 2009	1,612,000
	Murray Energy Corp.
5,310,000	Term Loan, 5.94%, Maturing January 28, 2010	5,329,913
	Novelis, Inc.
12,622,700	Term Loan, 4.50%, Maturing January 6, 2012	12,824,954
20,130,896	Term Loan, 4.50%, Maturing January 6, 2012	20,453,453
	Severstal North America, Inc.
2,328,561	Revolving Loan, 1.00%, Maturing April 7, 2007	2,324,195
	Stillwater Mining Co.
1,534,265	Revolving Loan, 1.00%, Maturing June 30, 2007	1,517,004
7,097,731	Term Loan, 6.38%, Maturing June 30, 2007	7,155,400
	Trout Coal Holdings, LLC
10,200,000	Term Loan, 7.25%, Maturing March 23, 2011	10,238,250
		$114,454,118

Oil and Gas — 3.4%

	Beldon & Blake Corp.
$6,611,199	Term Loan, 5.89%, Maturing July 21, 2011	$6,644,255
	Columbia Natural Resources, LLC
36,397,059	Revolving Loan, 4.86%, Maturing January 19,
	2010	36,351,563
	Dresser Rand Group, Inc.
7,740,515	Term Loan, 5.35%, Maturing October 29, 2011	7,863,884
	Dresser, Inc.
5,485,881	Term Loan, 5.60%, Maturing March 31, 2007	5,599,027
	Dynegy Holdings, Inc.
17,403,488	Term Loan, 6.87%, Maturing May 28, 2010	17,539,461
	El Paso Corp.
12,382,375	Term Loan, 5.27%, Maturing November 23, 2009	12,466,649
21,202,549	Term Loan, 5.88%, Maturing November 23, 2009	21,380,714
	Getty Petroleum Marketing, Inc.
$13,472,418	Term Loan, 6.35%, Maturing May 19, 2010	$13,741,867
	LB Pacific, L.P.
8,090,000	Term Loan, 6.01%, Maturing March 3, 2012	8,165,844
	Lyondell-Citgo Refining, L.P.
13,617,125	Term Loan, 4.59%, Maturing May 21, 2007	13,829,892
	Magellan Midstream Holdings, L.P.
7,319,794	Term Loan, 5.09%, Maturing December 10, 2011	7,447,891
	Pride Offshore, Inc.
4,034,388	Term Loan, 4.64%, Maturing July 7, 2011	4,099,946
	Semgroup, L.P.
5,106,154	Term Loan, 5.35%, Maturing August 27, 2008	5,162,005
5,874,635	Term Loan, 7.50%, Maturing August 27, 2008	5,938,892
	Sprague Energy Corp.
9,226,929	Revolving Loan, 2.16%, Maturing August 10, 2007	9,203,861
	The Premcor Refining Group, Inc.
14,200,000	Term Loan, 4.61%, Maturing April 13, 2009	14,333,126
	Universal Compression, Inc.
8,060,000	Term Loan, 4.85%, Maturing February 15, 2012	8,180,900
	Williams Production RMT Co.
20,023,326	Term Loan, 5.46%, Maturing May 30, 2007	20,373,734
		$218,323,511

Publishing — 6.4%

	Advanstar Communications, Inc.
$1,284,496	Term Loan, 7.57%, Maturing November 17, 2007	$1,293,862
	Advertising Directory Solution
29,871,113	Term Loan, 5.07%, Maturing November 9, 2011	29,989,342
3,591,000	Term Loan, 6.82%, Maturing May 9, 2012	3,674,042
	American Media Operations, Inc.
76,877	Term Loan, 6.13%, Maturing April 1, 2006	76,780
3,205,555	Term Loan, 5.88%, Maturing April 1, 2007	3,259,148
18,219,812	Term Loan, 5.88%, Maturing April 1, 2008	18,530,113
	Ascend Media Holdings, LLC
2,500,000	Term Loan, 5.81%, Maturing January 31, 2012	2,518,750
	CBD Media, LLC
10,162,117	Term Loan, 5.63%, Maturing December 31, 2009	10,312,435
	Dex Media East, LLC
9,006,451	Term Loan, 4.72%, Maturing November 8, 2008	9,132,793
10,166,039	Term Loan, 4.64%, Maturing May 8, 2009	10,329,123

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Publishing (continued)

	Dex Media West, LLC
$7,436,448	Term Loan, 5.04%, Maturing September 9, 2009	$7,545,414
18,197,959	Term Loan, 4.76%, Maturing March 9, 2010	18,482,302
	Freedom Communications
972,000	Term Loan, 3.82%, Maturing May 18, 2011	973,215
24,235,000	Term Loan, 4.60%, Maturing May 18, 2012	24,315,775
	Herald Media, Inc.
3,483,675	Term Loan, 5.56%, Maturing July 22, 2011	3,533,753
748,750	Term Loan, 8.56%, Maturing January 22, 2012	761,853
	Journal Register Co.
32,849,600	Term Loan, 4.67%, Maturing August 12, 2012	33,147,316
	Lamar Media Corp.
8,608,678	Term Loan, 4.19%, Maturing March 7, 2009	8,673,244
23,754,403	Term Loan, 4.62%, Maturing June 30, 2010	24,069,885
	Liberty Group Operating, Inc.
10,135,000	Term Loan, 5.13%, Maturing February 28, 2012	10,289,133
	Medianews Group, Inc.
12,348,885	Term Loan, 4.57%, Maturing August 25, 2010	12,433,783
	Merrill Communications, LLC
16,783,070	Term Loan, 5.56%, Maturing February 9, 2009	17,003,348
	Morris Publishing Group, LLC
4,147,500	Term Loan, 4.63%, Maturing September 30, 2010	4,182,497
6,284,250	Term Loan, 4.88%, Maturing March 31, 2011	6,368,698
	Nebraska Book Co., Inc.
10,419,750	Term Loan, 5.88%, Maturing March 4, 2011	10,572,795
	Newspaper Holdings, Inc.
4,214,545	Revolving Loan, 4.22%, Maturing August 24, 2011	4,200,060
11,628,182	Term Loan, 5.15%, Maturing August 24, 2011	11,657,252
	R.H. Donnelley Corp.
3,621,843	Term Loan, 4.74%, Maturing December 31, 2009	3,663,041
39,259,298	Term Loan, 4.80%, Maturing June 30, 2011	39,803,589
	Source Media, Inc.
11,133,618	Term Loan, 5.34%, Maturing November 8, 2011	11,291,348
	SP Newsprint Co.
8,463,065	Term Loan, 5.83%, Maturing January 9, 2010	8,642,905
4,157,199	Term Loan, 6.06%, Maturing January 9, 2010	4,190,976
	Sun Media Corp.
9,206,067	Term Loan, 5.19%, Maturing February 7, 2009	9,357,580
	Transwestern Publishing Co., LLC
2,110,000	Term Loan, 4.56%, Maturing February 25, 2011	2,119,670
7,685,532	Term Loan, 5.47%, Maturing February 25, 2011	7,720,755
	Weekly Reader Corp.
$4,500,000	Term Loan, 8.06%, Maturing March 29, 2009	$4,508,438
	World Directories ACQI Corp.
3,506,198	EUR Term Loan, 5.37%, Maturing November 29, 2013	4,572,399

	Xerox Corp.
12,750,000	Term Loan, 4.82%, Maturing September 30, 2008	12,920,761
	Yell Group, PLC
13,000,000	Term Loan, 4.07%, Maturing July 8, 2008	13,027,417
		$409,145,590

Radio and Television — 4.4%

	Adams Outdoor Advertising, L.P.
$16,878,135	Term Loan, 5.15%, Maturing October 15, 2011	$17,136,590
	ALM Media Holdings, Inc.
5,050,020	Term Loan, 5.36%, Maturing March 4, 2010	5,050,020
	Block Communications, Inc.
5,548,623	Term Loan, 5.35%, Maturing November 30, 2009	5,600,641
	CanWest Media, Inc.
12,325,832	Term Loan, 5.04%, Maturing August 15, 2009	12,479,905
	Cumulus Media, Inc.
5,840,709	Term Loan, 4.81%, Maturing March 28, 2009	5,899,117
1,741,250	Term Loan, 4.56%, Maturing March 28, 2010	1,756,486
10,647,948	Term Loan, 4.81%, Maturing March 28, 2010	10,820,977
	DirecTV Holdings, LLC
41,520,000	Term Loan, 4.45%, Maturing April 13, 2013	41,691,270
	Emmis Operating Co.
35,012,250	Term Loan, 4.66%, Maturing November 10, 2011	35,503,402
	Entravision Communications Co.
8,050,000	Term Loan, 4.31%, Maturing February 27, 2012	8,197,581
	Gray Television, Inc.
10,318,427	Term Loan, 4.90%, Maturing December 31, 2010	10,456,002
	NEP Supershooters, L.P.
2,992,500	Term Loan, 6.29%, Maturing February 3, 2011	3,044,869
5,074,500	Term Loan, 6.49%, Maturing February 3, 2011	5,166,475
	Nexstar Broadcasting, Inc.
12,052,514	Term Loan, 4.87%, Maturing October 1, 2012	12,137,882
12,722,486	Term Loan, 4.87%, Maturing October 1, 2012	12,812,599
	PanAmSat Corp.
1,554,834	Term Loan, 5.45%, Maturing August 20, 2010	1,568,792
724,889	Term Loan, 5.45%, Maturing August 20, 2010	735,693
27,189,439	Term Loan, 5.45%, Maturing August 20, 2011	27,594,670

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Radio and Television (continued)

	Radio One, Inc.
$2,971,162	Term Loan, 3.58%, Maturing June 30, 2007	$2,945,164
	Rainbow National Services, LLC
12,700,588	Term Loan, 5.69%, Maturing March 31, 2012	12,892,418
	Raycom National, LLC
16,350,000	Term Loan, 5.13%, Maturing April 6, 2012	16,574,813
	Sinclair Television Group, Inc.
1,922,625	Term Loan, 6.25%, Maturing June 30, 2009	1,933,440
3,239,475	Term Loan, 6.50%, Maturing December 31, 2009	3,272,544
	Spanish Broadcasting System
6,632,708	Term Loan, 6.32%, Maturing October 31, 2009	6,740,490
	Susquehanna Media Co.
16,800,000	Term Loan, 5.21%, Maturing March 31, 2012	16,957,500
		$278,969,340

Rail Industries — 0.6%

	Kansas City Southern Industries, Inc.
$14,335,197	Term Loan, 4.81%, Maturing March 30, 2008	$14,560,977
	Railamerica, Inc.
19,404,170	Term Loan, 4.88%, Maturing September 29, 2011	19,784,162
2,293,784	Term Loan, 4.88%, Maturing September 29, 2011	2,338,703
		$36,683,842

Retailers (Except Food and Drug) — 3.2%

	Advance Stores Company, Inc.
$9,567,451	Term Loan, 4.72%, Maturing September 30, 2010	$9,707,978
11,094,511	Term Loan, 4.78%, Maturing September 30, 2010	11,257,467
	Alimentation Couche-Tard, Inc.
5,510,991	Term Loan, 4.76%, Maturing December 17, 2010	5,597,100
	American Achievement Corp.
8,186,140	Term Loan, 5.25%, Maturing March 25, 2011	8,319,165
	Amscan Holdings, Inc.
7,741,500	Term Loan, 5.66%, Maturing April 30, 2012	7,789,884
	Coinmach Laundry Corp.
16,126,051	Term Loan, 6.04%, Maturing July 25, 2009	16,347,784
	CSK Auto, Inc.
21,334,500	Term Loan, 4.85%, Maturing June 20, 2009	21,574,513
	FTD, Inc.
9,125,529	Term Loan, 5.29%, Maturing February 28, 2011	9,273,819
	Harbor Freight Tools USA, Inc.
$14,915,050	Term Loan, 5.22%, Maturing July 15, 2010	$15,028,777
	Home Interiors & Gifts, Inc.
3,890,377	Term Loan, 8.38%, Maturing March 31, 2011	3,769,775
	Josten’s Corp.
1,446,000	Term Loan, 5.44%, Maturing October 4, 2010	1,460,913
26,996,650	Term Loan, 5.19%, Maturing October 4, 2011	27,421,280
	Musicland Group, Inc.
4,074,245	Revolving Loan, 2.38%, Maturing August 11, 2008	4,084,430
	Oriental Trading Co., Inc.
11,430,289	Term Loan, 5.63%, Maturing August 4, 2010	11,580,311
	Petro Stopping Center, L.P.
531,250	Term Loan, 5.63%, Maturing February 9, 2007	539,219
	Rent-A-Center, Inc.
18,452,636	Term Loan, 4.46%, Maturing June 30, 2010	18,740,958
	Riddell Bell Holdings, Inc.
2,487,500	Term Loan, 5.61%, Maturing September 30, 2011	2,528,959
	Savers, Inc.
3,864,172	Term Loan, 6.58%, Maturing August 4, 2009	3,895,568
	Stewert Enterprises, Inc.
3,794,202	Term Loan, 4.64%, Maturing November 19, 2011	3,844,001
	Travelcenters of Ameria, Inc.
18,069,000	Term Loan, 4.51%, Maturing October 1, 2008	18,283,569
1,000,000	Term Loan, 4.51%, Maturing November 30, 2008	1,011,875
		$202,057,345

Surface Transport — 0.4%

	Horizon Lines, LLC
$5,855,750	Term Loan, 5.62%, Maturing July 7, 2011	$5,889,907
	NFIL Holdings Corp.
2,177,724	Term Loan, 4.08%, Maturing February 27, 2010	2,213,112
5,923,680	Term Loan, 4.91%, Maturing February 27, 2010	6,008,833
	Rural/Metro Operating Co., LLC
606,324	Term Loan, 5.37%, Maturing March 4, 2011	608,218
2,338,676	Term Loan, 5.43%, Maturing March 4, 2011	2,345,985
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 5.53%, Maturing December 10, 2010	10,505,603
		$27,571,658

See notes to financial statements

Principal Amount	Borrower/Tranche Description	Value

Telecommunications — 4.6%

	Alaska Communications Systems Holdings, Inc.
$15,150,000	Term Loan, 5.09%, Maturing February 1, 2012	$15,301,500
	American Tower, L.P.
27,467,438	Term Loan, 5.39%, Maturing August 31, 2011	27,868,709
	Cellular South, Inc.
9,331,987	Term Loan, 4.98%, Maturing May 4, 2011	9,489,465
	Centennial Cellular Operating Co., LLC
17,439,611	Term Loan, 5.45%, Maturing February 9, 2011	17,676,685
	Consolidated Communications, Inc.
1,193,443	Term Loan, 5.31%, Maturing October 14, 2010	1,196,426
14,158,655	Term Loan, 5.45%, Maturing October 14, 2011	14,255,996
	D&E Communications, Inc.
5,745,674	Term Loan, 4.92%, Maturing December 31, 2011	5,788,767
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 5.17%, Maturing February 8, 2012	22,062,759
	Iowa Telecommunications Service
7,248,000	Term Loan, 5.08%, Maturing November 23, 2011	7,329,540
	Nextel Partners Operation Corp.
16,800,000	Term Loan, 5.44%, Maturing May 31, 2011	17,073,000
	NTelos, Inc.
11,266,763	Term Loan, 5.57%, Maturing February 18, 2011	11,271,461
	Qwest Corp.
36,890,000	Term Loan, 7.39%, Maturing June 4, 2007	38,008,247
	SBA Senior Finance, Inc.
13,224,308	Term Loan, 5.96%, Maturing October 31, 2008	13,488,794
	Spectrasite Communications, Inc.
20,970,443	Term Loan, 4.52%, Maturing May 23, 2012	21,177,966
	Stratos Global Corp.
5,042,000	Term Loan, 5.34%, Maturing December 3, 2010	5,106,603
	Syniverse Holdings, Inc.
4,987,500	Term Loan, 5.01%, Maturing February 15, 2012	5,074,781
	Triton PCS, Inc.
12,306,625	Term Loan, 6.32%, Maturing November 18, 2009	12,469,688
	USA Mobility, Inc.
1,223,953	Term Loan, 5.47%, Maturing November 16, 2006	1,233,133
	Valor Telecom Enterprise, LLC
15,043,000	Term Loan, 5.07%, Maturing February 14, 2012	15,231,037
	Westcom Corp.
$4,971,055	Term Loan, 5.72%, Maturing December 17, 2010	$5,008,338
	Western Wireless Corp.
24,818,719	Term Loan, 6.01%, Maturing May 31, 2011	24,960,905
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005(2)(4)	46,212
		$291,120,012

Utilities — 2.4%

	Allegheny Energy Supply Co., LLC
$18,908,452	Term Loan, 5.11%, Maturing October 28, 2011	$19,092,809
	Cogentrix Deleware Holdings, Inc.
12,650,000	Term Loan, 4.71%, Maturing April 14, 2012	12,694,275
	Coleto Creek WLE, L.P.
6,157,999	Term Loan, 5.31%, Maturing June 30, 2011	6,265,764
1,500,000	Term Loan, 5.31%, Maturing June 30, 2012	1,529,063
	KGen, LLC
5,830,000	Term Loan, 5.64%, Maturing August 5, 2011	5,713,400
	Northwestern Corp.
2,803,125	Term Loan, 4.61%, Maturing November 1, 2011	2,845,755
	NRG Energy, Inc.
11,971,890	Term Loan, 4.33%, Maturing December 24, 2011	12,123,035
15,527,968	Term Loan, 5.25%, Maturing December 24, 2011	15,724,008
	Pike Electric, Inc.
5,130,667	Term Loan, 5.19%, Maturing July 1, 2012	5,207,627
10,092,002	Term Loan, 5.19%, Maturing July 1, 2012	10,246,541
	Plains Resources, Inc.
7,259,037	Term Loan, 4.87%, Maturing July 23, 2010	7,361,121
	Reliant Energy, Inc.
15,765,488	Term Loan, 6.04%, Maturing December 22, 2010	15,785,194
	Texas Genco, LLC
24,037,506	Term Loan, 5.01%, Maturing December 14, 2011	24,252,834
11,889,310	Term Loan, 5.06%, Maturing December 14, 2011	11,995,815
		$150,837,241

Total Senior, Floating Rate Interests (identified cost $5,629,920,201)		$5,663,996,995

See notes to financial statements

Corporate Bonds & Notes — 1.2%

Principal Amount (000’s omitted)	Security	Value

Financial Intermediaries — 0.3%

	Alzette, Variable Rate
$1,180	8.691%, 12/15/20(5)	$1,180,000
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	4.82%, 2/24/19(5)	1,140,000
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	5.315%, 4/15/19(5)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	4.941%, 1/15/19(5)	1,500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	5.224%, 8/11/16(5)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
1,500	4.055%, 7/30/16(5)	1,509,375
	General Motors Acceptance Corp., Variable Rate
4,620	4.395%, 10/20/05	4,610,635
1,165	3.695%, 5/18/06	1,142,203
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	5.337%, 3/21/17(5)	1,500,000
		$16,582,213

Publishing — 0.1%

	Advanstar Communications, Inc., Variable Rate
$5,910	10.294%, 8/15/08	$6,220,274
		$6,220,274

Radio and Television — 0.3%

	Echostar DBS Corp., Sr. Notes
$5,000	6.35%, 10/01/08	$5,137,500
	Paxson Communications Corp., Variable Rate
15,250	5.891%, 1/15/10(5)	15,173,750
		$20,311,250

Real Estate — 0.2%

	Assemblies of God, Variable Rate
$13,290	4.94%, 6/15/29(5)	$13,290,113
		$13,290,113

Telecommunications — 0.3%

	Rogers Wireless, Inc., Variable Rate
$6,589	6.135%, 12/15/10	$6,803,143
	Rural Cellular Corp., Variable Rate
11,000	7.51%, 3/15/10	11,165,000
		$17,968,143

Total Corporate Bonds & Notes (identified cost $73,834,039)		$74,371,993

Common Stocks — 0.0%

Shares	Security	Value
105,145	Hayes Lemmerz International(3)	$555,166
25	Knowledge Universe, Inc.(2)(3)(6)	39,956
86,020	Maxim Crane Works Holdings(3)	1,827,916
58,254	Thermadyne Holdings Corp.(3)	722,350

Total Common Stocks (identified cost, $3,186,578)		$3,145,388

Preferred Stocks — 0.0%

Shares	Security	Value
350	Hayes Lemmerz International(2)(3)(6)	$7,983

Total Preferred Stocks (identified cost, $17,500)		$7,983

Closed-End Investment Companies — 0.0%

Shares	Security	Value
4,000	Pioneer Floating Rate Trust	$73,000

Total Closed-End Investment Companies (identified cost, $72,148)		$73,000

See notes to financial statements

Commercial Paper — 8.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$67,573,000	05/02/05	Abbey National North America LLC	2.79%	$67,567,763
70,442,000	05/09/05	Barton Capital Corp.(7)	2.85%	70,397,387
34,783,000	05/19/05	Ciesco, LLC(7)	2.87%	34,733,087
15,821,000	05/11/05	Cortez Capital Corp.(7)	2.85%	15,808,476
126,886,000	05/02/05	General Electric Capital Corp.	2.94%	126,875,637
43,626,000	05/16/05	Kitty Hawk Funding Corp.(7)	2.91%	43,573,103
21,751,000	05/12/05	National Rural Utilities Corp.	2.85%	21,732,059
18,101,000	05/02/05	Prudential Funding, LLC	2.90%	18,099,542
50,115,000	05/05/05	Ranger Funding Co., LLC(7)	2.84%	50,099,186
34,865,000	05/02/05	Societe Generale N.A.	2.89%	34,862,201
25,890,000	05/09/05	Yorktown Capital, LLC(7)	2.84%	25,873,660

Total Commercial Paper (at amortized cost $509,622,101)				$509,622,101

Short-Term Investments — 0.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,493	05/02/05	Investors Bank and Trust Company Time Deposit	2.96%	$2,000,493

Total Short-Term Investments (at amortized cost $2,000,493)				$2,000,493

Total Investments — 98.2% (identified cost $6,218,653,060)				$6,253,217,953

Other Assets, Less Liabilities — 1.8%				$112,550,540

Net Assets — 100.0%				$6,365,768,493

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $221,691,002 as of April 30, 2005.

EUR = Euro Currency

(1)          Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)          Non-income producing security.

(4)          Defaulted security.

(5)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $65,887,908 or 1.0% of the Portfolio’s net assets.

(6)          Restricted security.

(7)          A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

See notes to financial statements

Floating Rate Portfolio as of April 30 , 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $6,218,653,060)	$6,253,217,953
Cash	59,898,022
Receivable for investments sold	146,708
Receivable for open swap contracts	478,839
Interest receivable	22,881,002
Cash collateral segregated to cover open swap contracts	35,500,000
Prepaid expenses	624,687
Total assets	$6,372,747,211

Liabilities
Payable for investments purchased	$6,759,561
Payable to affiliate for Trustees’ fees	2,011
Payable for open forward foreign currency contracts	2,918
Accrued expenses	214,228
Total liabilities	$6,978,718
Net Assets applicable to investors’ interest in Portfolio	$6,365,768,493

Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$6,330,908,479
Net unrealized appreciation (computed on the basis of identified cost)	34,860,014
Total	$6,365,768,493

Statement of Operations

For the Six Months Ended April 30, 2005

Investment Income
Interest	$137,083,864
Total investment income	$137,083,864

Expenses
Investment adviser fee	$14,900,004
Trustees’ fees and expenses	12,068
Custodian fee	426,158
Legal and accounting services	221,631
Miscellaneous	258,755
Total expenses	$15,818,616

Deduct —
Reduction of custodian fee	$11,853
Total expense reductions	$11,853

Net expenses	$15,806,763

Net investment income	$121,277,101

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(4,140,780)
Swap contracts	318,645
Net realized loss	$(3,822,135)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$5,885,595
Swap contracts	393,634
Foreign currency and forward foreign currency exchange contracts	107
Net change in unrealized appreciation (depreciation)	$6,279,336

Net realized and unrealized gain	$2,457,201

Net increase in net assets from operations	$123,734,302

See notes to financial statements

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004
From operations —
Net investment income	$121,277,101	$124,003,812
Net realized loss from investment transactions, and swap contracts	(3,822,135)	(6,500,801)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency and forward currency exchange contracts	6,279,336	25,631,911
Net increase in net assets from operations	$123,734,302	$143,134,922
Capital transactions —
Contributions	$1,788,333,210	$4,091,382,871
Withdrawals	(935,937,320)	(1,062,753,539)
Net increase in net assets from capital transactions	$852,395,890	$3,028,629,332
Net increase in net assets	$976,130,192	$3,171,764,254

Net Assets
At beginning of period	$5,389,638,301	$2,217,874,047
At end of period	$6,365,768,493	$5,389,638,301

See notes to financial statements

Supplementary Data

	Six Months Ended April 30, 2005		Year Ended October 31,
Ratios/Supplemental Data†	(Unaudited)		2004	2003	2002	2001	2000(1)
Ratios (As a percentage of average daily net assets):
Net expenses	0.55	%(2)	0.56%	0.61%	0.62%	0.57%	0.04	%(2)
Net expenses after custodian fee reduction	0.55	%(2)	0.56%	0.61%	0.62%	0.57%	0.04	%(2)
Net investment income	4.18	%(2)	3.27%	4.05%	4.72%	6.45%	8.49	%(2)
Portfolio Turnover	32%		67%	64%	76%	52%	3%
Total Return(3)	2.20%		3.93%	6.91%	2.19%	—	—
Net assets, end of period (000’s omitted)	$6,365,768		$5,389,638	$2,217,874	$1,326,128	$1,387,728	$145,896

† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.61%	0.79	%(2)
Expenses after custodian fee reduction	0.61%	0.79	%(2)
Net investment income	6.41%	7.74	%(2)

(1) For the period from start of business, September 5, 2000, to October 31, 2000.

(2) Annualized.

(3) Total return is required to be disclosed for the fiscal years beginning after December 15, 2000.

See notes to financial statements

Floating Rate Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1          Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 67.5%, 26.8% and 2.2% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The Portfolio’s investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund’s investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower’s debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sales price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in 60 days or less, are valued at amortized cost, if their original term to maturity when acquired by the Fund was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value. OTC options are valued at the mean between the bid and asked price provided by dealers. Financial futures contracts listed on commodity exchanges and exchange traded options are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Fees associated with amendments are paid/recognized immediately.

C Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

E Interest Rate Swaps — The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

F Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract. When the Portfolio is the seller of a credit default swap contract, it receives a stream of payments, but is obligated to pay par value of the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

G Expense Reduction — Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio’s custodian fees are reported as a reduction of total expenses in the Statement of Operations.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Other — Investment transactions are accounted for on a trade date basis.

K Interim Financial Statements — The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio’s management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2          Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2005, the fee was equivalent to 0.514% (annualized) of the Portfolio’s average net assets for such period and amounted to $14,900,004.

Except as to Trustees of the Portfolio who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3          Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the six months ended April 30, 2005 aggregated $2,846,148,861, $1,481,111,902 and $198,796,378, respectively.

4          Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank’s base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.09% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of April 30, 2005, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

5          Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,218,653,060
Gross unrealized appreciation	$41,396,112
Gross unrealized depreciation	(6,831,219)
Net unrealized appreciation	$34,564,893

6          Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales Settlement Date	Deliver		In Exchange For		Net Unrealized Depreciation
5/31/05	Euro	3,570,581	United States Dollar	4,609,941	(2,918)
					$(2,918)

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)

4,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(99,636)

2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 total, each representing 2.13% of the notional value of the swap).	(35,718)

2,000,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/2004 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	(3,343)

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	329,598

5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flag Theme Parks.	$68,479

6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	14,100

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	12,098

3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	9,436

7          Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$39,956
			$25,000	$39,956
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$7,983
			$17,500	$7,983
			$42,500	$47,939

8          Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Floating-Rate Fund as of April 30, 2005

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Floating Rate Portfolio (the “Portfolio”) and its investment adviser, Boston

Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•                  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•                  An independent report comparing the expense ratio of the Eaton Vance Floating-Rate Fund to those of comparable funds;

•                  Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•                  The economic outlook and the general investment outlook in relevant investment markets;

•                  Eaton Vance Management’s (“Eaton Vance”) results and financial condition and the overall organization of the investment adviser;

•                  The procedures and processes used to determine the fair value of Fund assets, including, in particular, the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

•                  Eaton Vance’s management of the relationship with the custodian, subcustodians and fund accountants;

•                  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•                  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•                  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser’s portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser’s experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex.

The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund’s investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund’s expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser’s profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

INVESTMENT MANAGEMENT

Eaton Vance Floating - Rate Fund

Officers

Thomas E. Faust Jr.

President

William H. Ahern, Jr.

Vice President

Cynthia J.Clemson

Vice President

Thomas J. Fetter

Vice President

Michael R. Mach

Vice President

Robert B. MacIntosh

Vice President

Duncan W. Richardson

Vice President

Walter A. Row, III

Vice President

Judith A. Saryan

Vice President

Susan Schiff

Vice President

James L. O’Connor

Treasurer

Alan R. Dynner

Secretary

Paul M. O’Neil

Chief Compliance Officer

Trustees

Samuel L. Hayes, III

Chairman

Benjamin C. Esty

James B. Hawkes

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

Ralph F. Verni

Floating Rate Portfolio

Officers

Payson F. Swaffield

President

Scott H. Page

Vice President and Portfolio Manager

Barbara E. Campbell

Treasurer

Alan R. Dynner

Secretary

Paul M. O’Neil

Chief Compliance Officer

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 21, 2005

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2005